Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Apr. 02, 2016	Mar. 28, 2015	Mar. 29, 2014
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (28,845)	$ 196,303	$ 12,642
Other comprehensive (loss) income:
Unrealized gain on marketable securities, net of tax	742	3,920	3
Change in pension liability, net of tax	1,153	(2,894)	(348)
Foreign currency translation adjustment, including intra-entity foreign currency transactions that are of a long-term-investment nature	(89)	(392)	55
Reclassification adjustments, net of tax:
Recognized gain on marketable securities	(4,994)	0	0
Amortization of pension actuarial loss	179	27	3
Other comprehensive (loss) income	(3,009)	661	(287)
Total comprehensive (loss) income	$ (31,854)	$ 196,964	$ 12,355